Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net Investment Income [Line Items]
Total revenue		¥ 2,666,373	¥ 2,520,365	¥ 2,292,708
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		451,404	431,289	403,799
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	42,666	50,521	83,751
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 494,070	¥ 481,810	¥ 487,550

[1]	Life insurance related investment income in fiscal 2021, 2022 and 2023 include net unrealized holding gains of ¥61,351 million and ¥8,004 million and ¥851 million on equity securities held as of March 31, 2021, 2022 and 2023, respectively.